J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
304708373	XXXXX	Credit Report Date	XXXXX	XXXXX
304708373	XXXXX	Loan Purpose	XXXXX	XXXXX
304708373	XXXXX	Representative Credit Score for Grading	XXXXX	XXXXX
304732653	XXXXX	Credit Report Date	XXXXX	XXXXX
304732653	XXXXX	Original Appraisal Date	XXXXX	XXXXX
304732628	XXXXX	Loan Purpose	XXXXX	XXXXX
304732548	XXXXX	Original Appraisal Date	XXXXX	XXXXX
304732543	XXXXX	Disbursement Date	XXXXX	XXXXX
304732533	XXXXX	Combined LTV	XXXXX	XXXXX
304732521	XXXXX	Combined LTV	XXXXX	XXXXX
304732516	XXXXX	Representative Credit Score for Grading	XXXXX	XXXXX
304732449	XXXXX	Combined LTV	XXXXX	XXXXX
304732449	XXXXX	Credit Report Date	XXXXX	XXXXX
304732433	XXXXX	Original Balance	XXXXX	XXXXX
304732433	XXXXX	Original P&I	XXXXX	XXXXX
304732428	XXXXX	Disbursement Date	XXXXX	XXXXX
304732424	XXXXX	Original Appraised Value	XXXXX	XXXXX
304732380	XXXXX	Combined LTV	XXXXX	XXXXX

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